Revenue - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 15,011	$ 17,316
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(543)	(655)
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,425	3,381
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,051	3,526
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(543)	(655)
Steelmaking Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,535	10,409
Steelmaking Coal | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,016	2,925
Copper | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,016	2,925
Copper | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Steelmaking Coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,700	3,432
Zinc | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	257	331
Zinc | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,443	3,101
Zinc | Steelmaking Coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,535	10,409
Steelmaking coal | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Steelmaking Coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,535	10,409
Silver | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	458	381
Silver | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	40
Silver | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	414	341
Silver | Steelmaking Coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Lead | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	388	348
Lead | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	4
Lead | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	386	344
Lead | Steelmaking Coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	457	476
Other | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106	81
Other | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	351	395
Other | Steelmaking Coal | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0	$ 0